Deposits - Summary of Major Classifications of Deposits (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Deposits [Line Items]
Noninterest-bearing deposits	$ 258,697	$ 241,274	$ 185,171
Demand deposits, interest bearing		239,463	195,792
Money market accounts		200,143	153,732
Savings deposits		55,733	29,441
Other time certificates		114,843	98,680
Total deposits	$ 957,370	898,707	699,861
Certificates of Deposit 250,000 or More
Deposits [Line Items]
Time certificates of $250,000 or more		$ 47,251	$ 37,045